Segment information and revenue (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 3,504,393	¥ 4,088,888
Cash and cash equivalents	889,413	5,112,010	¥ 6,916,408	¥ 7,449,699
Derivative financial assets	0	81,405
Value added tax recoverable	1,057,463	13,322
Assets	41,136,717	46,920,589
Allocated amounts [member]
Disclosure of operating segments [line items]
Assets	28,075,886	24,463,262
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Assets	2,734,193	1,919,194
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Assets	1,359,796	1,395,867
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Assets	3,803,989	3,781,785
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Assets	16,021,111	13,317,338
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Assets	1,391,104	1,348,751
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Assets	2,765,693	2,700,327
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	3,504,393	4,088,888
Cash and cash equivalents	889,413	5,112,010
Time deposits with banks	6,498,478	12,968,042
Deferred tax assets	991,850	184,143
Derivative financial assets	0	81,405
Value added tax recoverable	1,057,463	13,322
Others	119,234	9,517
Assets	¥ 13,060,831	¥ 22,457,327